Commitments and contingencies - Lease balances (Details) $ in Millions	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating lease right-of-use assets	$ 27.4
Current lease liabilities	8.3
Non-current lease liabilities	$ 21.0